Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 09, 2019
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Jan. 09, 2019
Document Effective Date	Jan. 09, 2019
Prospectus Date	Jul. 31, 2018
AlphaMark Actively Managed Small Cap ETF | AlphaMark Actively Managed Small Cap ETF
Prospectus:
Trading Symbol	SMCP